Distribution Date:	08/17/26	Wells Fargo Commercial Mortgage Trust 2017-C41
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2017-C41

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Argentic Services Company LP
Current Mortgage Loan and Property Stratification	8-12		Andrew Hundertmark		ahundertmark@argenticservices.com
Mortgage Loan Detail (Part 1)	13-14		740 East Campbell Road, Suite 600 | Richardson, TX 75081 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Trust Advisor	BellOak, LLC
Principal Prepayment Detail	17		Attention: Reporting		Reporting@belloakadvisors.com
Historical Detail	18		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Delinquency Loan Detail	19	Asset Representations	BellOak, LLC
		Reviewer
Collateral Stratification and Historical Detail	20		Attention: Reporting		Reporting@belloakadvisors.com
Specially Serviced Loan Detail - Part 1	21		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Specially Serviced Loan Detail - Part 2	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Modified Loan Detail	23		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Historical Liquidated Loan Detail	24				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
		Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	26
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Supplemental Notes	27
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95001AAZ9	2.279000%	30,952,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95001ABA3	2.590000%	14,675,000.00	6,561,862.75	0.00	14,162.69	0.00	0.00	14,162.69	6,561,862.75	32.10%	30.00%
A-3	95001ABC9	3.210000%	215,000,000.00	215,000,000.00	0.00	575,125.00	0.00	0.00	575,125.00	215,000,000.00	32.10%	30.00%
A-SB	95001ABB1	3.390000%	44,401,000.00	6,594,334.27	893,421.48	18,628.99	0.00	0.00	912,050.47	5,700,912.79	32.10%	30.00%
A-4	95001ABD7	3.472000%	245,117,000.00	245,117,000.00	0.00	709,205.19	0.00	0.00	709,205.19	245,117,000.00	32.10%	30.00%
A-S	95001ABG0	3.785000%	69,751,000.00	69,751,000.00	0.00	220,006.28	0.00	0.00	220,006.28	69,751,000.00	22.07%	21.13%
B	95001ABH8	4.188000%	38,313,000.00	38,313,000.00	0.00	133,712.37	0.00	0.00	133,712.37	38,313,000.00	16.57%	16.25%
C	95001ABJ4	4.629398%	32,420,000.00	32,420,000.00	0.00	125,070.91	0.00	0.00	125,070.91	32,420,000.00	11.91%	12.13%
D	95001AAD8	2.600000%	12,771,000.00	12,771,000.00	0.00	27,670.50	0.00	0.00	27,670.50	12,771,000.00	10.07%	10.50%
E-RR	95001AAH9	4.629398%	22,595,000.00	22,595,000.00	0.00	87,167.71	0.00	0.00	87,167.71	22,595,000.00	6.82%	7.63%
F-RR	95001AAL0	4.629398%	13,754,000.00	13,754,000.00	0.00	53,060.62	0.00	0.00	53,060.62	13,754,000.00	4.85%	5.88%
G-RR	95001AAP1	4.629398%	12,771,000.00	12,771,000.00	0.00	49,268.37	0.00	0.00	49,268.37	12,771,000.00	3.01%	4.25%
H-RR*	95001AAS5	4.629398%	33,402,177.00	20,945,949.58	0.00	71,210.18	0.00	0.00	71,210.18	20,945,949.58	0.00%	0.00%
V	95001AAV8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95001AAX4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			785,922,177.00	696,594,146.60	893,421.48	2,084,288.81	0.00	0.00	2,977,710.29	695,700,725.12

X-A	95001ABE5	1.289792%	550,145,000.00	473,273,197.02	0.00	508,686.58	0.00	0.00	508,686.58	472,379,775.54
X-B	95001ABF2	0.539627%	140,484,000.00	140,484,000.00	0.00	63,174.10	0.00	0.00	63,174.10	140,484,000.00
X-D	95001AAA4	2.029398%	12,771,000.00	12,771,000.00	0.00	21,597.87	0.00	0.00	21,597.87	12,771,000.00
Notional SubTotal			703,400,000.00	626,528,197.02	0.00	593,458.55	0.00	0.00	593,458.55	625,634,775.54

Deal Distribution Total					893,421.48	2,677,747.36	0.00	0.00	3,571,168.84

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95001AAZ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95001ABA3	447.14567291	0.00000000	0.96508961	0.00000000	0.00000000	0.00000000	0.00000000	0.96508961	447.14567291
A-3	95001ABC9	1,000.00000000	0.00000000	2.67500000	0.00000000	0.00000000	0.00000000	0.00000000	2.67500000	1,000.00000000
A-SB	95001ABB1	148.51769712	20.12165222	0.41956240	0.00000000	0.00000000	0.00000000	0.00000000	20.54121461	128.39604491
A-4	95001ABD7	1,000.00000000	0.00000000	2.89333335	0.00000000	0.00000000	0.00000000	0.00000000	2.89333335	1,000.00000000
A-S	95001ABG0	1,000.00000000	0.00000000	3.15416668	0.00000000	0.00000000	0.00000000	0.00000000	3.15416668	1,000.00000000
B	95001ABH8	1,000.00000000	0.00000000	3.49000000	0.00000000	0.00000000	0.00000000	0.00000000	3.49000000	1,000.00000000
C	95001ABJ4	1,000.00000000	0.00000000	3.85783189	0.00000000	0.00000000	0.00000000	0.00000000	3.85783189	1,000.00000000
D	95001AAD8	1,000.00000000	0.00000000	2.16666667	0.00000000	0.00000000	0.00000000	0.00000000	2.16666667	1,000.00000000
E-RR	95001AAH9	1,000.00000000	0.00000000	3.85783182	0.00000000	0.00000000	0.00000000	0.00000000	3.85783182	1,000.00000000
F-RR	95001AAL0	1,000.00000000	0.00000000	3.85783190	0.00000000	0.00000000	0.00000000	0.00000000	3.85783190	1,000.00000000
G-RR	95001AAP1	1,000.00000000	0.00000000	3.85783181	0.00000000	0.00000000	0.00000000	0.00000000	3.85783181	1,000.00000000
H-RR	95001AAS5	627.08336585	0.00000000	2.13190236	0.28727978	21.66887296	0.00000000	0.00000000	2.13190236	627.08336585
V	95001AAV8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95001AAX4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95001ABE5	860.26992342	0.00000000	0.92464092	0.00000000	0.00000000	0.00000000	0.00000000	0.92464092	858.64594887
X-B	95001ABF2	1,000.00000000	0.00000000	0.44968893	0.00000000	0.00000000	0.00000000	0.00000000	0.44968893	1,000.00000000
X-D	95001AAA4	1,000.00000000	0.00000000	1.69116514	0.00000000	0.00000000	0.00000000	0.00000000	1.69116514	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/26 - 07/30/26	30	0.00	14,162.69	0.00	14,162.69	0.00	0.00	0.00	14,162.69	0.00
A-3	07/01/26 - 07/30/26	30	0.00	575,125.00	0.00	575,125.00	0.00	0.00	0.00	575,125.00	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	18,628.99	0.00	18,628.99	0.00	0.00	0.00	18,628.99	0.00
A-4	07/01/26 - 07/30/26	30	0.00	709,205.19	0.00	709,205.19	0.00	0.00	0.00	709,205.19	0.00
A-S	07/01/26 - 07/30/26	30	0.00	220,006.28	0.00	220,006.28	0.00	0.00	0.00	220,006.28	0.00
X-A	07/01/26 - 07/30/26	30	0.00	508,686.58	0.00	508,686.58	0.00	0.00	0.00	508,686.58	0.00
X-B	07/01/26 - 07/30/26	30	0.00	63,174.10	0.00	63,174.10	0.00	0.00	0.00	63,174.10	0.00
X-D	07/01/26 - 07/30/26	30	0.00	21,597.87	0.00	21,597.87	0.00	0.00	0.00	21,597.87	0.00
B	07/01/26 - 07/30/26	30	0.00	133,712.37	0.00	133,712.37	0.00	0.00	0.00	133,712.37	0.00
C	07/01/26 - 07/30/26	30	0.00	125,070.91	0.00	125,070.91	0.00	0.00	0.00	125,070.91	0.00
D	07/01/26 - 07/30/26	30	0.00	27,670.50	0.00	27,670.50	0.00	0.00	0.00	27,670.50	0.00
E-RR	07/01/26 - 07/30/26	30	0.00	87,167.71	0.00	87,167.71	0.00	0.00	0.00	87,167.71	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	53,060.62	0.00	53,060.62	0.00	0.00	0.00	53,060.62	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	49,268.37	0.00	49,268.37	0.00	0.00	0.00	49,268.37	0.00
H-RR	07/01/26 - 07/30/26	30	711,447.12	80,805.95	0.00	80,805.95	9,595.77	0.00	0.00	71,210.18	723,787.53
Totals			711,447.12	2,687,343.13	0.00	2,687,343.13	9,595.77	0.00	0.00	2,677,747.36	723,787.53

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,571,168.84
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,699,791.09	Master Servicing Fee	6,261.03
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,868.67
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	299.92
ARD Interest	0.00	Operating Advisor Fee	555.04
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	173.96
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,699,791.09	Total Fees	12,448.62

Principal		Expenses/Reimbursements
Scheduled Principal	893,421.48	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	5,000.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	4,595.77
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	893,421.48	Total Expenses/Reimbursements	9,595.77

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,677,747.36
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	893,421.48
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,571,168.84
Total Funds Collected	3,593,212.57	Total Funds Distributed	3,593,213.23

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	696,594,146.60	696,594,146.60	Beginning Certificate Balance	696,594,146.60
(-) Scheduled Principal Collections	893,421.48	893,421.48	(-) Principal Distributions	893,421.48
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	695,700,725.12	695,700,725.12	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	696,599,832.65	696,599,832.65	Ending Certificate Balance	695,700,725.12
Ending Actual Collateral Balance	695,706,411.17	695,706,411.17

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.63%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	5	64,389,338.60	9.26%	15	4.5035	NAP	Defeased	5	64,389,338.60	9.26%	15	4.5035	NAP
3,000,000 or less	3	4,958,686.92	0.71%	12	4.1698	2.628623	1.30 or less	9	143,938,839.35	20.69%	12	5.0008	0.815039
3,000,001 to 4,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31 to 1.40	3	83,789,134.30	12.04%	13	4.1203	1.332908
4,000,001 to 5,000,000	4	17,918,246.89	2.58%	13	4.7015	1.834662	1.41 to 1.50	4	59,851,301.99	8.60%	14	4.5272	1.458117
5,000,001 to 6,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.75	5	47,977,057.80	6.90%	14	4.6021	1.656797
6,000,001 to 7,000,000	4	26,553,969.99	3.82%	14	4.2660	2.901640	1.76 to 2.00	5	62,782,350.57	9.02%	14	4.6499	1.926684
7,000,001 to 8,000,000	3	22,860,649.36	3.29%	15	4.5785	2.688491	2.01 to 2.25	7	97,284,578.28	13.98%	15	4.3697	2.102456
8,000,001 to 9,000,000	3	25,290,825.45	3.64%	14	3.9051	3.152060	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	3	28,351,893.73	4.08%	14	4.1071	2.747240	2.51 to 2.75	1	34,624,552.97	4.98%	15	4.3550	2.569700
10,000,001 to 15,000,000	8	95,231,937.83	13.69%	14	4.4821	2.196099	2.76 to 3.00	3	31,172,921.90	4.48%	14	4.2593	2.892314
15,000,001 to 20,000,000	9	155,269,133.22	22.32%	14	4.8068	1.199883	3.01 or greater	9	69,890,649.36	10.05%	13	4.0597	3.971157
20,000,001 to 30,000,000	5	111,650,962.26	16.05%	15	4.4007	1.649714	Totals	51	695,700,725.12	100.00%	14	4.5007	1.835475
30,000,001 or greater	4	143,225,080.87	20.59%	12	4.4583	1.789327
Totals	51	695,700,725.12	100.00%	14	4.5007	1.835475
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	25	64,389,338.60	9.26%	15	4.5035	NAP
							Defeased	25	64,389,338.60	9.26%	15	4.5035	NAP
Alabama	1	16,269,111.16	2.34%	15	5.2910	0.827600
							Industrial	12	81,697,021.37	11.74%	14	4.1459	2.924353
Arizona	3	10,844,740.53	1.56%	14	4.2896	4.675716
							Lodging	7	119,869,879.08	17.23%	12	4.9609	1.120038
California	16	182,071,005.11	26.17%	12	4.4163	2.263361
							Mixed Use	6	109,368,910.67	15.72%	14	4.4185	1.830380
Florida	1	15,855,546.51	2.28%	13	4.4100	1.881500
							Multi-Family	1	13,500,000.00	1.94%	15	4.8200	1.900300
Georgia	6	26,671,718.79	3.83%	15	4.5600	1.878592
							Office	25	114,674,014.01	16.48%	15	4.5697	1.638661
Illinois	2	3,393,875.52	0.49%	14	4.6997	1.480746
							Retail	15	179,382,590.99	25.78%	13	4.3275	2.085586
Louisiana	1	36,341,021.75	5.22%	12	3.9840	1.321600
							Self Storage	3	12,818,969.99	1.84%	13	4.6131	1.351437
Michigan	2	17,533,705.23	2.52%	15	4.8745	1.096518
							Totals	94	695,700,725.12	100.00%	14	4.5007	1.835475
Missouri	1	1,217,353.59	0.17%	14	4.7000	1.682900

Nebraska	1	10,190,349.64	1.46%	15	4.9900	1.901300

Nevada	1	17,560,173.27	2.52%	15	5.7700	1.238400

New Jersey	3	78,993,346.91	11.35%	14	4.4911	1.707910

New York	5	57,832,577.57	8.31%	14	4.6642	1.677042

North Carolina	1	11,856,546.67	1.70%	15	4.3550	2.569700

North Dakota	1	4,158,261.31	0.60%	13	4.6920	1.523900

Ohio	3	45,671,944.21	6.56%	14	4.5603	1.914986

Oregon	1	10,000,000.00	1.44%	14	3.6450	0.259200

Pennsylvania	1	18,496,302.87	2.66%	14	4.5980	1.437900

South Carolina	1	4,666,567.05	0.67%	12	4.9500	2.244500

Tennessee	2	27,455,020.29	3.95%	15	3.8961	1.589817

Texas	16	34,232,218.13	4.92%	15	4.4788	1.964106

Totals	94	695,700,725.12	100.00%	14	4.5007	1.835475

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	64,389,338.60	9.26%	15	4.5035	NAP	Defeased	5	64,389,338.60	9.26%	15	4.5035	NAP
	3.750% or less	3	25,000,000.00	3.59%	12	3.6525	2.602358	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	8	109,216,847.20	15.70%	13	3.9164	2.301792	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	1	9,145,000.00	1.31%	14	4.2300	5.299000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	9	176,886,676.57	25.43%	15	4.3757	2.159538	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	14	154,434,684.28	22.20%	14	4.6141	1.720924	49 months or greater	46	631,311,386.52	90.74%	14	4.5004	1.865861
	4.751% to 5.000%	8	85,539,387.89	12.30%	13	4.8968	0.975108	Totals	51	695,700,725.12	100.00%	14	4.5007	1.835475
	5.001% to 5.250%	1	37,259,506.15	5.36%	7	5.1140	1.251800
	5.251% to 5.750%	1	16,269,111.16	2.34%	15	5.2910	0.827600
	5.751% or greater	1	17,560,173.27	2.52%	15	5.7700	1.238400
	Totals	51	695,700,725.12	100.00%	14	4.5007	1.835475
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	64,389,338.60	9.26%	15	4.5035	NAP	Defeased	5	64,389,338.60	9.26%	15	4.5035	NAP
	60 months or less	46	631,311,386.52	90.74%	14	4.5004	1.865861	Interest Only	20	246,049,580.54	35.37%	14	4.2530	2.311959
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	239 months or less	4	48,849,299.06	7.02%	14	4.3308	2.454895
	Totals	51	695,700,725.12	100.00%	14	4.5007	1.835475	240 months to 300 months	22	336,412,506.92	48.36%	13	4.7059	1.454056
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	51	695,700,725.12	100.00%	14	4.5007	1.835475
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	64,389,338.60	9.26%	15	4.5035	NAP			No outstanding loans in this group
Underwriter's Information		2	17,726,333.33	2.55%	14	4.2477	2.400719
	12 months or less	44	613,585,053.19	88.20%	14	4.5077	1.850409
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	51	695,700,725.12	100.00%	14	4.5007	1.835475
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	883100797	MU	Morristown	NJ	Actual/360	4.355%	131,254.86	0.00	0.00	N/A	11/06/27	--	35,000,000.00	35,000,000.00	08/06/26
1A	883100798				Actual/360	4.355%	56,252.08	0.00	0.00	N/A	11/06/27	--	15,000,000.00	15,000,000.00	08/06/26
2	28001836	LO	Los Angeles	CA	Actual/360	5.114%	164,420.94	77,302.76	0.00	N/A	03/06/27	--	37,336,808.91	37,259,506.15	08/06/26
3	883100749	RT	Baton Rouge	LA	Actual/360	3.984%	124,915.61	70,446.66	0.00	N/A	08/01/27	--	36,411,468.41	36,341,021.75	08/01/26
4	310941783	Various Various		Various	Actual/360	4.355%	130,186.31	90,510.34	0.00	N/A	11/11/27	--	34,715,063.31	34,624,552.97	08/11/26
5	883100799	Various Various		Various	Actual/360	4.180%	102,879.27	46,096.38	0.00	N/A	11/05/27	--	28,581,987.13	28,535,890.75	08/05/26
6	28301154	OF	Various	Various	Actual/360	4.610%	100,045.10	53,927.55	0.00	N/A	10/06/27	--	25,202,040.10	25,148,112.55	08/06/26
7	310942386	LO	Savannah	GA	Actual/360	4.550%	87,252.21	47,807.83	0.00	N/A	11/11/27	--	22,269,262.25	22,221,454.42	08/11/26
8	28101155	RT	Canton	OH	Actual/360	4.681%	82,101.86	36,922.32	0.00	N/A	11/06/27	--	20,368,317.61	20,331,395.29	08/06/26
9	883100809	OF	Nashville	TN	Actual/360	3.790%	72,778.53	0.00	0.00	N/A	11/06/27	--	22,300,000.00	22,300,000.00	08/06/26
10	28001171	MU	New York	NY	Actual/360	4.370%	81,470.15	0.00	0.00	N/A	11/06/27	--	21,650,000.00	21,650,000.00	08/06/26
11	883100793	OF	Yardley	PA	Actual/360	4.598%	73,369.71	34,260.51	0.00	N/A	10/06/27	--	18,530,563.38	18,496,302.87	08/06/26
12	301741230	RT	Marlton	NJ	Actual/360	4.680%	73,030.89	33,043.57	0.00	N/A	10/06/27	--	18,121,809.94	18,088,766.37	08/06/26
13	301741236	OF	Las Vegas	NV	Actual/360	5.770%	87,403.83	31,027.08	0.00	N/A	11/06/27	--	17,591,200.35	17,560,173.27	08/06/26
14	309220014	LO	Berkeley	CA	Actual/360	4.820%	74,280.30	30,894.69	0.00	N/A	09/06/27	--	17,896,472.54	17,865,577.85	08/06/26
15	28001166	LO	Birmingham	AL	Actual/360	5.291%	74,266.19	31,135.53	0.00	N/A	11/06/27	--	16,300,246.69	16,269,111.16	08/06/26
16	301741233	IN	San Francisco	CA	Actual/360	4.310%	70,516.39	0.00	0.00	N/A	11/06/27	--	19,000,000.00	19,000,000.00	08/06/26
17	28001137	RT	Macedonia	OH	Actual/360	4.450%	61,933.39	28,735.99	0.00	N/A	09/06/27	--	16,162,391.18	16,133,655.19	08/06/26
18	301741223	RT	Wesley Chapel	FL	Actual/360	4.410%	60,305.61	24,798.86	0.00	N/A	09/06/27	--	15,880,345.37	15,855,546.51	08/06/26
19	301741211	MU	New York	NY	Actual/360	4.970%	68,475.56	0.00	0.00	N/A	08/06/27	--	16,000,000.00	16,000,000.00	08/06/26
21	309221021	RT	Torrance	CA	Actual/360	3.658%	38,656.08	0.00	0.00	N/A	06/01/27	--	12,273,666.67	12,273,666.67	08/01/26
21A	309220021				Actual/360	3.658%	8,586.62	0.00	0.00	N/A	06/01/27	--	2,726,333.33	2,726,333.33	08/01/26
22	28001150	SS	Hallandale Beach	FL	Actual/360	4.586%	48,225.31	21,073.50	0.00	N/A	10/06/27	--	12,211,858.36	12,190,784.86	08/06/26
23	301741234	MF	Staten Island	NY	Actual/360	4.820%	56,032.50	0.00	0.00	N/A	11/06/27	--	13,500,000.00	13,500,000.00	08/06/26
24	600940874	LO	Plymouth	MI	Actual/360	4.990%	49,064.62	21,178.97	0.00	N/A	11/11/27	--	11,418,491.78	11,397,312.81	08/11/26
25	301741237	OF	Shrewsbury	NJ	Actual/360	5.120%	51,225.17	19,518.15	0.00	N/A	11/06/27	--	11,618,612.28	11,599,094.13	08/06/26
26	301741219	RT	North Bergen	NJ	Actual/360	4.802%	45,091.05	0.00	0.00	N/A	06/06/27	--	10,904,580.54	10,904,580.54	08/06/26
27	410939804	RT	Dublin	CA	Actual/360	4.410%	39,642.31	23,026.66	0.00	N/A	10/11/27	--	10,439,054.83	10,416,028.17	08/11/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
28	301741235	LO	Omaha	NE	Actual/360	4.990%	43,875.32	20,469.96	0.00	N/A	11/06/27	--	10,210,819.60	10,190,349.64	08/06/26
29	309220029	IN	Simi Valley	CA	Actual/360	3.942%	39,206.48	0.00	0.00	N/A	10/06/27	--	11,550,000.00	11,550,000.00	08/06/26
30	883100778	RT	Palm Desert	CA	Actual/360	3.830%	27,607.27	29,945.74	0.00	N/A	09/06/27	--	8,370,771.19	8,340,825.45	08/06/26
31	883100794	IN	Elyria	OH	Actual/360	4.487%	35,650.92	19,999.53	0.00	N/A	11/06/27	--	9,226,893.26	9,206,893.73	08/06/26
32	301741227	MU	Portland	OR	Actual/360	3.645%	31,387.50	0.00	0.00	N/A	10/06/27	--	10,000,000.00	10,000,000.00	08/06/26
33	883100784	RT	Chandler	AZ	Actual/360	4.230%	33,310.66	0.00	0.00	N/A	10/06/27	--	9,145,000.00	9,145,000.00	08/06/26
34	301741228	MU	Los Angeles	CA	Actual/360	4.683%	30,553.60	16,031.89	0.00	N/A	10/06/27	--	7,576,681.25	7,560,649.36	08/06/26
35	410941588	RT	Brooklyn	NY	Actual/360	4.590%	34,189.12	0.00	0.00	N/A	10/11/27	--	8,650,000.00	8,650,000.00	08/11/26
36	309220036	IN	Irvine	CA	Actual/360	3.942%	28,853.25	0.00	0.00	N/A	10/06/27	--	8,500,000.00	8,500,000.00	08/06/26
37	309220037	IN	Concord	CA	Actual/360	3.942%	28,683.52	0.00	0.00	N/A	10/06/27	--	8,450,000.00	8,450,000.00	08/06/26
38	410941547	SS	Amityville	NY	Actual/360	4.570%	26,354.91	14,513.33	0.00	N/A	09/11/27	--	6,697,090.90	6,682,577.57	08/11/26
39	309220039	OF	Anaheim	CA	Actual/360	4.543%	30,513.82	0.00	0.00	N/A	11/06/27	--	7,800,000.00	7,800,000.00	08/06/26
40	410939146	RT	Orange	CA	Actual/360	4.510%	29,127.08	0.00	0.00	N/A	11/11/27	--	7,500,000.00	7,500,000.00	08/11/26
41	410941786	SS	Clarkston	MI	Actual/360	4.660%	24,672.57	12,109.27	0.00	N/A	10/11/27	--	6,148,501.69	6,136,392.42	08/11/26
			Rancho Santa
42	309220042	IN		CA	Actual/360	3.942%	23,388.10	0.00	0.00	N/A	10/06/27	--	6,890,000.00	6,890,000.00	08/06/26
			Margarit
43	309220043	IN	Santa Clarita	CA	Actual/360	3.942%	23,235.35	0.00	0.00	N/A	10/06/27	--	6,845,000.00	6,845,000.00	08/06/26
44	301741213	LO	Bluffton	SC	Actual/360	4.950%	19,954.95	14,945.89	0.00	N/A	08/06/27	--	4,681,512.94	4,666,567.05	08/06/26
45	28001124	RT	Garden Grove	CA	Actual/360	4.612%	19,206.75	9,028.15	0.00	N/A	08/06/27	--	4,836,213.93	4,827,185.78	08/06/26
46	883100781	MU	West Fargo	ND	Actual/360	4.692%	16,836.58	8,864.01	0.00	N/A	09/06/27	--	4,167,125.32	4,158,261.31	08/06/26
47	410941723	RT	Fresno	CA	Actual/360	4.540%	16,709.80	7,979.84	0.00	N/A	10/11/27	--	4,274,212.59	4,266,232.75	08/11/26
48	883100785	LO	Marshall	MI	Actual/360	4.600%	13,565.88	11,197.32	0.00	N/A	10/06/27	07/06/27	3,424,766.18	3,413,568.86	08/06/26
50	410941278	RT	Kirkwood	MO	Actual/360	4.700%	4,953.73	6,629.20	0.00	N/A	10/11/27	--	1,223,982.79	1,217,353.59	08/11/26
52	28001168	RT	East Peoria	IL	Actual/360	4.910%	4,291.48	0.00	0.00	11/06/27	11/06/32	--	1,015,000.00	1,015,000.00	08/06/26
Totals							2,699,791.09	893,421.48	0.00				696,594,146.60	695,700,725.12
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	15,086,082.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	10,706,331.00	4,069,056.33	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3	27,158,111.98	6,547,328.40	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	6,434,817.58	3,958,954.87	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	19,952,678.80	4,240,284.81	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,597,894.94	3,640,889.57	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	5,383,504.97	1,344,980.13	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,137,141.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,949,189.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,708,011.57	504,839.23	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,467,609.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,395,851.39	504,073.66	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,510,177.00	(401,655.75)	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,179,123.47	1,311,846.08	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,701,714.47	323,378.79	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	4,183,582.82	971,386.30	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,919,378.71	1,005,424.64	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	992,339.33	525,352.62	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	60,987,298.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1,234,496.58	638,771.76	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	935,753.33	863,029.69	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1,591,944.00	401,674.19	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,569,317.81	546,830.26	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	1,347,804.00	1,665,187.35	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,469,740.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,424,446.01	820,577.23	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	2,148,670.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	280,020.35	35,550.52	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,669,758.68	1,066,282.43	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,621,506.92	433,435.82	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	1,323,219.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	923,415.12	332,178.73	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	510,927.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	821,537.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,082,227.02	529,539.78	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
41	785,601.97	384,041.51	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,250,405.80	318,378.08	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,136,454.29	619,402.78	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
44	932,830.02	1,042,038.96	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
45	694,666.39	366,233.60	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
46	483,462.55	123,376.08	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
47	500,278.92	114,756.14	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	240,597.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	94,949.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	198,524,870.85	38,847,424.59				0.00	0.00	0.00	0.00	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.500661%	4.473486%	14
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.500815%	4.473640%	15
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.500982%	4.473806%	16
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.501133%	4.473958%	17
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.501298%	4.474122%	18
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.501447%	4.474270%	19
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	0.00	0	0.00	4.501637%	4.474460%	20
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	1,795,419.46	0	0.00	4.501783%	4.470724%	21
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	12,700,000.00	0	0.00	0	0.00	4.502693%	4.471044%	22
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	2,398,939.46	4.502850%	4.471206%	23
10/20/25	0	0.00	0	0.00	1	3,103,690.73	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.506258%	4.473595%	24
09/17/25	0	0.00	1	3,112,843.45	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.506418%	4.473758%	25
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		128,412,430	128,412,430	0		0
13 - 24 Months		566,273,295	566,273,295	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		1,015,000	1,015,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	695,700,725	695,700,725	0	0	0	0
Jul-26	696,594,147	696,594,147	0	0	0	0
Jun-26	697,540,839	697,540,839	0	0	0	0
May-26	698,426,966	698,426,966	0	0	0	0
Apr-26	699,366,627	699,366,627	0	0	0	0
Mar-26	700,245,515	700,245,515	0	0	0	0
Feb-26	701,292,798	701,292,798	0	0	0	0
Jan-26	702,164,046	702,164,046	0	0	0	0
Dec-25	704,827,262	704,827,262	0	0	0	0
Nov-25	705,749,253	705,749,253	0	0	0	0
Oct-25	709,713,646	706,609,956	0	0	3,103,691	0
Sep-25	710,637,951	707,525,108	0	3,112,843	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
14	309220014	17,865,577.85	17,865,577.85	100,300,000.00	04/11/17	(401,655.75)	(0.48490)	03/31/26	09/06/27	254
Totals		17,865,577.85	17,865,577.85	100,300,000.00		(401,655.75)

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
14	309220014	LO	CA	02/27/25	10

The Borrower is in default under its ground lease obligations and submitted a formal deed-in-lieu proposal on July 23, 2026. The Special Servicer is currently evaluating the proposal and is seeking the necessary approvals to enforce its rights and remedies. Loan payments remain current and are being applied through the cash management waterfall.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	883100797	0.00	4.35500%	0.00	4.35500%	10	04/27/21	04/06/20	05/10/21
1A	883100798	0.00	4.35500%	0.00	4.35500%	10	04/27/21	04/06/20	05/10/21
2	28001836	0.00	5.11400%	0.00	5.11400%	8	02/25/22	02/25/22	--
19	301741211	16,000,000.00	4.97000%	0.00	4.97000%	10	05/28/21	10/06/20	06/11/21
24	600940874	16,000,000.00	4.99000%	16,000,000.00	4.99000%	10	09/29/21	09/29/21	--
26	301741219	0.00	4.80200%	0.00	4.80200%	8	12/03/25	12/03/25	--
27	410939804	11,919,047.74	4.41000%	11,919,047.74	4.41000%	10	08/14/20	06/11/20	09/11/20
35	410941588	0.00	4.59000%	0.00	4.59000%	8	11/13/20	07/30/20	--
Totals		43,919,047.74		27,919,047.74
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
20	310941491 05/17/22	14,150,288.34	18,800,000.00	11,362,502.08	9,161,905.63	11,362,502.08	2,200,596.45	11,949,691.89	0.00	189,365.03	11,760,326.86	75.38%
49	28001148 11/18/25	3,103,690.73	5,900,000.00	2,626,303.91	218,624.31	2,626,303.91	2,407,679.60	696,011.13	0.00	0.00	696,011.13	18.31%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		17,253,979.07	24,700,000.00	13,988,805.99	9,380,529.94	13,988,805.99	4,608,276.05	12,645,703.02	0.00	189,365.03	12,456,337.99

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
20	310941491	07/17/23	0.00	0.00	11,760,326.86	0.00	110.15	(11,015.00)	0.00	0.00	11,760,216.71
		03/17/23	0.00	0.00	11,771,231.71	0.00	0.00	(178,460.18)	0.00	0.00
		05/17/22	0.00	0.00	11,949,691.89	0.00	0.00	11,949,691.89	0.00	0.00
49	28001148	11/18/25	0.00	0.00	696,011.13	0.00	0.00	696,011.13	0.00	0.00	696,011.13
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	12,456,337.99	0.00	110.15	12,456,227.84	0.00	0.00	12,456,227.84

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	0.00	0.00	1,312.55	0.00	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	0.00	0.00	562.52	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	0.00	0.00	1,054.02	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	0.00	0.00	342.38	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	0.00	0.00	702.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	0.00	0.00	450.91	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	0.00	0.00	170.95	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	5,000.00	0.00	4,595.77	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		9,595.77

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Supplemental Notes
Revision December 2021
The Distribution Date Statement is being revised to resolve technical issues that produced blank pages.

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